Merger and Reverse Recapitalization (Details)			6 Months Ended
	Jun. 25, 2026 USD ($) shares	Jul. 21, 2025 USD ($) shares	Jun. 30, 2026 shares
Merger and Reverse Recapitalization (Details) [Line Items]
Conversion, description			Upon the consummation of the Merger, 11,500,000 of previously outstanding TLGY Public Warrants automatically became 11,500,000 StablecoinX Public Warrants, and all Private Placement Warrants became one (1) warrant to purchase StablecoinX Class A Common Stock. Immediately following the Merger, TLGY insiders exchanged an aggregate of (i) 5,449,700 TLGY Class Common shares and (ii) all of the 11,259,500 Private Placement Warrants for 644,590 shares of StablecoinX Class A Common Stock and 644,590 shares of StablecoinX Class B Common Stock.
Ethena Contribution [Member]
Merger and Reverse Recapitalization (Details) [Line Items]
Number of tokens		284,954,407.29
Token value (in Dollars) | $		$ 23,417,531.14
Unlock period		48 months
Initial PIPE Investors [Member]
Merger and Reverse Recapitalization (Details) [Line Items]
Shares converted	9,159,293
Number of tokens	1,405,754,435.84
Token value (in Dollars) | $	$ 115,524,790.73
Amount on conversion (in Dollars) | $	$ 1,734,252
Additional PIPE Investors [Member]
Merger and Reverse Recapitalization (Details) [Line Items]
Shares converted	11,615,979
Number of tokens	1,340,695,577.81
Token value (in Dollars) | $	$ 110,178,258.81
Amount on conversion (in Dollars) | $	$ 16,000,000
PIPE shares [Member]
Merger and Reverse Recapitalization (Details) [Line Items]
Unlock period			48 months
Class A Common Stock [Member]
Merger and Reverse Recapitalization (Details) [Line Items]
Shares converted			1
Class A Common Stock [Member] | Ethena Contribution [Member]
Merger and Reverse Recapitalization (Details) [Line Items]
Shares converted		1,813,164
Class B Common Stock [Member]
Merger and Reverse Recapitalization (Details) [Line Items]
Shares converted			1
Class B Common Stock [Member] | Ethena Contribution [Member]
Merger and Reverse Recapitalization (Details) [Line Items]
Shares converted		1,813,164